Consolidated Schedule of Investments
March 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–1.88%(a)
U.S. Treasury Bills–1.88%
U.S. Treasury Bills (Cost 8,806,734)(b)	5.14%	07/25/2024	$ 8,950	$ 8,802,917
			Shares
Money Market Funds–89.92%(c)
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)			133,438,353	133,438,353
Invesco Government Money Market Fund, Cash Reserve Shares, 5.14%(d)			57,550,027	57,550,027
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, , Institutional Class (Ireland), Agency Class, 5.52%(d)			39,066,468	39,066,468
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(d)			71,045,645	71,045,645
Invesco Treasury Obligations Portfolio, Institutional Class, 5.15%(d)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)			58,546,699	58,546,699
Invesco V.I. Government Money Market Fund, Series I, 5.02%(d)			9,240,310	9,240,310
Total Money Market Funds (Cost $420,392,920)				420,392,920
Options Purchased–0.35%
(Cost $5,372,607)(e)				1,603,800
TOTAL INVESTMENTS IN SECURITIES–92.15% (Cost $434,572,261)				430,799,637
OTHER ASSETS LESS LIABILITIES–7.85%				36,707,108
NET ASSETS–100.00%				$467,506,745
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,718,356	$40,828,641	$(33,108,644)	$-	$-	$133,438,353	$1,624,493
Invesco Government Money Market Fund, Cash Reserve Shares	57,361,998	6,346,730	(6,158,701)	-	-	57,550,027	750,602
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, , Institutional Class, Agency Class	41,173,803	34,668,720	(36,776,055)	-	-	39,066,468	600,469
Invesco Premier U.S. Government Money Portfolio, Institutional Class	64,694,230	18,664,128	(12,312,713)	-	-	71,045,645	866,733
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	662,518
Invesco Treasury Portfolio, Institutional Class	64,046,146	46,461,354	(51,960,801)	-	-	58,546,699	695,650
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	115,099
Total	$413,740,261	$146,969,573	$(140,316,914)	$-	$-	$420,392,920	$5,315,564

(e)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	05/17/2024	30	EUR	4,200.00	EUR	1,260,000	$1,392
EURO STOXX 50 Index	Put	06/21/2024	30	EUR	4,250.00	EUR	1,275,000	3,463
EURO STOXX 50 Index	Put	07/19/2024	30	EUR	4,300.00	EUR	1,290,000	5,988
EURO STOXX 50 Index	Put	10/18/2024	30	EUR	4,100.00	EUR	1,230,000	10,098
EURO STOXX 50 Index	Put	11/15/2024	30	EUR	4,000.00	EUR	1,200,000	10,486
EURO STOXX 50 Index	Put	12/20/2024	30	EUR	4,350.00	EUR	1,305,000	22,526
EURO STOXX 50 Index	Put	01/17/2025	31	EUR	4,400.00	EUR	1,364,000	27,224
EURO STOXX 50 Index	Put	03/21/2025	30	EUR	4,800.00	EUR	1,440,000	57,546
EURO STOXX 50 Index	Put	02/21/2025	29	EUR	4,600.00	EUR	1,334,000	38,451
EURO STOXX 50 Index	Put	04/19/2024	30	EUR	4,200.00	EUR	1,260,000	583
EURO STOXX 50 Index	Put	08/16/2024	30	EUR	4,400.00	EUR	1,320,000	10,130
EURO STOXX 50 Index	Put	09/20/2024	30	EUR	4,200.00	EUR	1,260,000	9,451
FTSE 100 Index	Put	05/17/2024	19	GBP	7,800.00	GBP	1,482,000	13,789
FTSE 100 Index	Put	06/21/2024	19	GBP	7,575.00	GBP	1,439,250	9,952
FTSE 100 Index	Put	07/19/2024	19	GBP	7,575.00	GBP	1,439,250	14,868
FTSE 100 Index	Put	09/20/2024	19	GBP	7,500.00	GBP	1,425,000	21,463
FTSE 100 Index	Put	10/18/2024	19	GBP	7,500.00	GBP	1,425,000	26,379
FTSE 100 Index	Put	11/15/2024	19	GBP	7,275.00	GBP	1,382,250	21,823
FTSE 100 Index	Put	12/20/2024	19	GBP	7,450.00	GBP	1,415,500	33,333
FTSE 100 Index	Put	01/17/2025	19	GBP	7,625.00	GBP	1,448,750	47,122
FTSE 100 Index	Put	03/21/2025	19	GBP	7,625.00	GBP	1,448,750	53,477
FTSE 100 Index	Put	02/21/2025	19	GBP	7,550.00	GBP	1,434,500	47,602
FTSE 100 Index	Put	04/19/2024	19	GBP	7,575.00	GBP	1,439,250	1,439
FTSE 100 Index	Put	08/16/2024	19	GBP	7,500.00	GBP	1,425,000	16,547
MSCI Emerging Markets Index	Put	05/17/2024	24	USD	960.00	USD	2,304,000	4,380
MSCI Emerging Markets Index	Put	06/21/2024	24	USD	960.00	USD	2,304,000	11,160
MSCI Emerging Markets Index	Put	07/19/2024	24	USD	1,000.00	USD	2,400,000	36,360
MSCI Emerging Markets Index	Put	10/18/2024	24	USD	950.00	USD	2,280,000	37,080
MSCI Emerging Markets Index	Put	11/15/2024	24	USD	920.00	USD	2,208,000	35,640
MSCI Emerging Markets Index	Put	12/20/2024	24	USD	990.00	USD	2,376,000	76,320
MSCI Emerging Markets Index	Put	01/17/2025	24	USD	1,020.00	USD	2,448,000	103,560
MSCI Emerging Markets Index	Put	03/21/2025	24	USD	1,030.00	USD	2,472,000	137,400
MSCI Emerging Markets Index	Put	02/21/2025	24	USD	980.00	USD	2,352,000	82,080
MSCI Emerging Markets Index	Put	04/19/2024	24	USD	975.00	USD	2,340,000	1,560
MSCI Emerging Markets Index	Put	08/16/2024	24	USD	1,050.00	USD	2,520,000	89,280
MSCI Emerging Markets Index	Put	09/20/2024	24	USD	990.00	USD	2,376,000	48,720
Nikkei 225 Index	Put	06/14/2024	7	JPY	28,250.00	JPY	197,750,000	1,202
Nikkei 225 Index	Put	06/14/2024	7	JPY	29,750.00	JPY	208,250,000	1,572
Nikkei 225 Index	Put	09/13/2024	7	JPY	32,250.00	JPY	225,750,000	11,560
Nikkei 225 Index	Put	09/13/2024	7	JPY	31,250.00	JPY	218,750,000	8,786
Nikkei 225 Index	Put	09/13/2024	7	JPY	32,000.00	JPY	224,000,000	10,867
Nikkei 225 Index	Put	12/13/2024	7	JPY	30,250.00	JPY	211,750,000	15,028
Nikkei 225 Index	Put	12/13/2024	7	JPY	31,750.00	JPY	222,250,000	20,577
Nikkei 225 Index	Put	12/13/2024	7	JPY	32,000.00	JPY	224,000,000	22,427
Nikkei 225 Index	Put	03/14/2025	7	JPY	32,000.00	JPY	224,000,000	31,444
Nikkei 225 Index	Put	03/14/2025	7	JPY	34,500.00	JPY	241,500,000	50,634
Nikkei 225 Index	Put	03/14/2025	7	JPY	38,500.00	JPY	269,500,000	104,737
Nikkei 225 Index	Put	06/14/2024	7	JPY	27,000.00	JPY	189,000,000	879
S&P 500 Mini Index	Put	07/19/2024	22	USD	453.00	USD	996,600	4,224
S&P 500 Mini Index	Put	10/18/2024	22	USD	437.00	USD	961,400	7,700
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Mini Index	Put	11/15/2024	22	USD	428.00	USD	941,600	$8,635
S&P 500 Mini Index	Put	12/20/2024	22	USD	465.00	USD	1,023,000	16,841
S&P 500 Mini Index	Put	01/17/2025	23	USD	480.00	USD	1,104,000	23,725
S&P 500 Mini Index	Put	03/21/2025	22	USD	520.00	USD	1,144,000	46,585
S&P 500 Mini Index	Put	02/21/2025	21	USD	493.00	USD	1,035,300	28,917
S&P 500 Mini Index	Put	04/19/2024	22	USD	415.00	USD	913,000	220
S&P 500 Mini Index	Put	05/17/2024	22	USD	420.00	USD	924,000	638
S&P 500 Mini Index	Put	06/21/2024	22	USD	425.00	USD	935,000	1,617
S&P 500 Mini Index	Put	08/16/2024	22	USD	466.00	USD	1,025,200	7,403
S&P 500 Mini Index	Put	09/20/2024	22	USD	460.00	USD	1,012,000	8,910
Total Index Options Purchased								$1,603,800

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	129	June-2024	$11,010,150	$554,830	$554,830
Gasoline Reformulated Blendstock Oxygenate Blending	123	April-2024	14,054,620	887,638	887,638
Low Sulphur Gas Oil	50	April-2024	4,085,000	171,885	171,885
New York Harbor Ultra-Low Sulfur Diesel	120	April-2024	13,218,408	(65,585)	(65,585)
Silver	26	May-2024	3,239,080	237,219	237,219
WTI Crude	89	August-2024	7,128,010	362,299	362,299
Subtotal				2,148,286	2,148,286
Equity Risk
E-Mini Russell 2000 Index	403	June-2024	43,239,885	820,396	820,396
E-Mini S&P 500 Index	7	June-2024	1,857,975	40,641	40,641
EURO STOXX 50 Index	172	June-2024	9,361,612	260,963	260,963
FTSE 100 Index	18	June-2024	1,814,769	61,252	61,252
MSCI Emerging Markets Index	986	June-2024	51,715,700	108,459	108,459
Nikkei 225 Index	80	June-2024	21,344,960	266,511	266,511
Subtotal				1,558,222	1,558,222
Interest Rate Risk
Australia 10 Year Bonds	790	June-2024	60,013,639	127,748	127,748
Canada 10 Year Bonds	558	June-2024	49,573,452	140,886	140,886
Euro-Bund	386	June-2024	55,544,242	324,470	324,470
Japan 10 year Bonds	90	June-2024	86,605,232	82,936	82,936
Long Gilt	423	June-2024	53,356,902	1,108,163	1,108,163
U.S. Treasury Long Bonds	256	June-2024	30,832,000	653,619	653,619
Subtotal				2,437,822	2,437,822
Total Futures Contracts				$6,144,330	$6,144,330

(a)	Futures contracts collateralized by $15,194,015 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27%	Monthly	88,100	February—2025	USD	9,213,269	$—	$272,713	$272,713
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	12,800	February—2025	USD	1,488,453	—	42,961	42,961
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	18,800	February—2025	USD	3,170,861	—	27,416	27,416
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	17,900	February—2025	USD	3,822,531	—	5,669	5,669
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.24	Monthly	20,300	February—2025	USD	3,193,898	—	192,064	192,064
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.20	Monthly	10,630	February—2025	USD	5,223,617	—	160,726	160,726
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.22	Monthly	30,500	December—2024	USD	1,342,250	—	82,271	82,271
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.20	Monthly	11,400	July—2024	USD	2,141,740	—	29,313	29,313
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	720	December—2024	USD	937,892	—	25,656	25,656
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	8,200	February—2025	USD	3,473,427	—	86,394	86,394
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	27,000	February—2025	USD	3,260,307	—	163,831	163,831
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	46,000	October—2024	USD	6,676,813	—	173,834	173,834
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	129,500	February—2025	USD	6,630,115	—	33,437	33,437
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.15	Monthly	20,000	February—2025	USD	2,530,028	—	932	932
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	36,700	July—2024	USD	8,565,809	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	33,000	February—2025	USD	1,567,606	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	9,500	September—2024	USD	1,083,364	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	24,000	June—2024	USD	1,611,521	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	25,000	February—2025	USD	2,560,067	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	64,700	July—2024	USD	6,510,502	—	150,525	150,525
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	32,200	February—2025	USD	5,004,758	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	26,400	February—2025	USD	3,338,655	—	0	0
Subtotal									—	1,447,742	1,447,742
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.10%	Monthly	11,500	February—2025	USD	2,591,409	$—	$15,036	$15,036
Goldman Sachs International	Receive	Systematic Volatility Carry DO Series 04 Excess Return Strategy	0.00	Monthly	24,000	February—2025	USD	2,554,601	—	10,759	10,759
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	15,000	February—2025	USD	2,593,690	—	7,609	7,609
Subtotal									—	33,404	33,404
Subtotal — Appreciation									—	1,481,146	1,481,146
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17	Monthly	7,600	June—2024	USD	5,550,823	—	(107,303)	(107,303)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	9,200	February—2025	USD	3,364,870	—	(20,120)	(20,120)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.21	Monthly	11,600	November—2024	USD	1,200,577	—	(21,425)	(21,425)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	26,700	February—2025	USD	10,916,853	—	(37,028)	(37,028)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	11,250	February—2025	USD	4,301,750	—	(50,356)	(50,356)
Subtotal									—	(236,232)	(236,232)
Equity Risk
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	15,000	February—2025	USD	2,572,669	—	(2,420)	(2,420)
Subtotal — Depreciation									—	(238,652)	(238,652)
Total — Total Return Swap Agreements									$—	$1,242,494	$1,242,494

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $110,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Barclays Bank PLC	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	123,065	August—2024	JPY	469,154,546	$30	$71,979	$71,949
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.335%	Monthly	2,230	September—2024	EUR	7,613,644	—	62,191	62,191
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1mo. EURIBOR - 0.320%	Monthly	2,020	July—2024	EUR	9,709,231	—	112,624	112,624
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.285%	Monthly	268,750	July—2024	JPY	953,987,250	—	170,379	170,379
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.288%	Monthly	252,593	August—2024	JPY	896,634,424	—	160,136	160,136
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.298%	Monthly	56,780	August—2024	JPY	201,553,102	$—	$35,997	$35,997
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.145%	Monthly	32,000	June—2024	JPY	121,992,000	—	18,716	18,716
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.170%	Monthly	244,891	July—2024	JPY	933,585,715	—	143,233	143,233
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.185%	Monthly	312,044	August—2024	JPY	1,189,589,739	—	182,510	182,510
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	450	May—2024	GBP	2,427,529	—	76,640	76,640
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.355%	Monthly	170	August—2024	GBP	906,977	—	41,688	41,688
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.325%	Monthly	290	August—2024	GBP	1,955,012	—	80,141	80,141
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.355%	Monthly	110	August—2024	GBP	729,034	—	46,203	46,203
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	538	June—2024	GBP	4,028,517	—	116,944	116,944
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.575%	Monthly	200	June—2024	EUR	675,478	—	13,518	13,518
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.520%	Monthly	80	June—2024	EUR	502,092	—	15,886	15,886
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1mo. EURIBOR - 0.525%	Monthly	1,450	June—2024	EUR	9,100,412	—	287,939	287,939
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.20%	Monthly	40,000	August—2024	JPY	143,691,200	—	0	0
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	40,000	August—2024	JPY	143,691,200	—	14,113	14,113
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.260%	Monthly	85,627	June—2024	JPY	303,951,875	—	54,285	54,285
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.280%	Monthly	26,250	June—2024	JPY	93,180,150	—	16,642	16,642
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.300%	Monthly	50,000	June—2024	JPY	177,486,000	—	31,698	31,698
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	760	June—2024	USD	7,076,421	$—	$117,633	$117,633
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.440%	Monthly	580	April—2024	USD	7,331,855	—	124,897	124,897
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	950	June—2024	USD	6,781,432	—	122,597	122,597
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	70	June—2024	USD	499,684	—	9,033	9,033
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	950	May—2024	GBP	5,124,784	—	161,797	161,797
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.350%	Monthly	170	May—2024	GBP	917,067	—	28,953	28,953
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.310%	Monthly	880	May—2024	GBP	5,932,450	—	243,186	243,186
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.350%	Monthly	120	May—2024	GBP	808,970	—	33,162	33,162
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.370%	Monthly	130	April—2024	GBP	973,433	—	28,258	28,258
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.585%	Monthly	320	July—2024	EUR	1,080,765	—	21,629	21,629
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	532	July—2024	GBP	3,983,589	—	115,639	115,639
Total — Total Return Swap Agreements									$30	$2,760,246	$2,760,216

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $110,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100%
Single Commodity Index Excess Return
	Long Futures Contracts
	Coffee	100%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminium	100%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100%
Single Commodity Index Excess Return
	Long Futures Contracts
	Soybean Oil	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,802,917	$—	$8,802,917
Money Market Funds	420,392,920	—	—	420,392,920
Options Purchased	1,603,800	—	—	1,603,800
Total Investments in Securities	421,996,720	8,802,917	—	430,799,637
Other Investments - Assets*
Futures Contracts	6,209,915	—	—	6,209,915
Swap Agreements	—	4,241,362	—	4,241,362
	6,209,915	4,241,362	—	10,451,277
Other Investments - Liabilities*
Futures Contracts	(65,585)	—	—	(65,585)
Swap Agreements	—	(238,652)	—	(238,652)
	(65,585)	(238,652)	—	(304,237)
Total Other Investments	6,144,330	4,002,710	—	10,147,040
Total Investments	$428,141,050	$12,805,627	$—	$440,946,677

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund